Prepayments - Schedule of Prepayments (Details) - COP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments		$ 44,864	$ 46,331
Current		33,654	41,515
Non-current		11,210	4,816
Insurance [Member]
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments		18,479	23,457
Lease payments [Member]
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments	[1]	12,441	6,705
Maintenance [Member]
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments		7,040	2,739
Advertising [Member]
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments		1,968	5,770
Other prepayments [Member]
Prepayments - Schedule of Prepayments (Details) [Line Items]
Total prepayments		$ 4,936	$ 7,660

[1]	Corresponds to the leases paid in advance of the following real estate: